Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Operating revenues	¥ 1,157,908	$ 167,880	¥ 2,245,016	¥ 1,220,222
Accounts receivable	250,667		777,262		$ 36,342
Customer A [Member]
Concentration Risk [Line Items]
Operating revenues	309,781		715,287	¥ 32,347
Accounts receivable	¥ 32,456		¥ 464,289
Customer A [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	27.00%	32.00%	3.00%
Customer A [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%	60.00%
Customer K [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 140,991		¥ 489,862	¥ 292,975
Accounts receivable	¥ 47,941		¥ 32,702
Customer K [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	12.00%	22.00%	24.00%
Customer K [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	19.00%	4.00%
Customer L [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 44,546		¥ 191,059	¥ 152,296
Customer L [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.00%	4.00%	9.00%	12.00%
Customer H [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 19,404		¥ 165,688
Customer H [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	8.00%	21.00%
Customer I [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 19,552		¥ 46,972	¥ 157,750
Customer I [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	2.00%	2.00%	13.00%
Customer M [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 37,531
Customer M [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.00%
Customers [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 514,870		¥ 1,443,180	¥ 635,368
Concentration risk, percentage	45.00%	45.00%	65.00%	52.00%
Customers [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 137,332		¥ 662,679
Concentration risk, percentage	55.00%	55.00%	85.00%